Document And Entity Information	9 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	AELUMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Aeluma, Inc. is filing this Amendment No. 2 (this “Amendment No. 2”) to the Registration Statement on Form S-1 (Registration No. 333-273149), originally filed on July 6, 2023 and amended on August 3, 2023 (collectively, the “Registration Statement”), as an exhibit-only filing solely to file an updated consent of Rose, Snyder & Jacobs LLP as Exhibit 23.1. Accordingly, this Amendment No. 2 consists only of the facing page, this explanatory note, Part II of the Registration Statement, the signature pages to the Registration Statement, and the exhibit being filed, and is not intended to amend or delete any part of the Registration Statement except as specifically noted herein.No additional securities are being registered under this Amendment No. 2. All applicable registration fees were previously paid.
Entity Central Index Key	0001828805
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE